Transamerica Financial Life Insurance Company

440 Mamaroneck Ave

Harrison, New York 10528

March 08, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Variable Funds (the “Registrant”)
(1933 Act File No.: 033-73734)

Ladies and Gentlemen:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Variable Funds, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the following annual reports were filed, or will be filed, with the Commission via EDGAR:

•	Calvert Variable Series, Inc., SEC File No. 811-03591

To the extent necessary, these filings are incorporated by reference.

Very truly yours,

/s/ Kerry Jung

Kerry Jung

General Counsel, Workplace Solutions Division